EXCLUSIVE SUPPLY AND PURCHASE AGREEMENTS (Details Narrative) - Bip Manufacturer [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Term of agreement			4 years		4 years
Additional term of agreement			1 year		1 year
Purchases from manufacturer	$ 0	$ 60	$ 0	$ 70